Concentrations, Risks, and Uncertainties (Details) (Customer Concentration Risk [Member], Sales [Member])	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	99.98%		0.00%	[1]	34.00%		0.00%	[1]
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	[1]	37.00%		15.00%		0.00%	[1]
Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	[1]	37.00%		0.00%	[1]	86.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	[1]	26.00%

[1]	Constitutes less than 10% of the Company's gross sales.